TRADE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of trade receivables

	As of March 31,
	2025 HK$’000	2026 HK$’000

Trade receivables arising from:
- Security related service and asset management income – related parties	4,100	13,015
- Security related service and asset management income – third parties	5,219	8,425
- Trading of timepieces – third parties	29,569	76,820
TRADE RECEIVABLES GROSS	38,888	98,260
Less: impairment allowance	(24,184)	(33,660)

Total trade receivables	14,704	64,600

Schedule of trade receivables based on due dates

As of March 31, 2026	Security related service and asset management income – related parties	Security related service and asset management income – third parties	Trading of timepieces – third parties	Total
	HK$’000	HK$’000	HK$’000	HK$’000

Current	693	1,314	23,155	25,162
1 – 3 months	2,292	1,350	-	3,642
4 – 6 months	3,177	1,350	16,350	20,877
7 – 9 months	3,091	1,350	7,746	12,187
10 – 12 months	3,762	3,061	29,569	36,392

Current trade receivables	13,015	8,425	76,820	98,260

Less: impairment allowance	(4,805)	(2,996)	(25,859)	(33,660)

Total	8,210	5,429	50,961	64,600

As of March 31, 2025	Security related service and asset management income – related parties	Security related service and asset management income – third parties	Trading of timepieces – third parties	Total
	HK$’000	HK$’000	HK$’000	HK$’000

Current	4,088	2,950	5,111	12,149
1 – 3 months	3	1,206	24,340	25,549
4 – 6 months	3	868	-	871
7 – 9 months	3	180	118	301
10 – 12 months	3	15	-	18
Current trade receivables	4,100	5,219	29,569	38,888
Less: impairment allowance	(12)	(2,148)	(22,024)	(24,184)

Total	4,088	3,071	7,545	14,704